INCOME TAXES (Narrative) (Details) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended															12 Months Ended								1 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Feb. 05, 2013 USD ($)	Feb. 05, 2013 ILS	Dec. 27, 2012 USD ($)	Dec. 27, 2012 ILS	Nov. 07, 2012 USD ($)	Nov. 07, 2012 ILS	May 17, 2012 USD ($)	May 17, 2012 ILS	Aug. 04, 2011 USD ($)	Aug. 04, 2011 ILS	May 12, 2011 USD ($)	May 12, 2011 ILS	Dec. 31, 2013 Preferred Enterprise [Member]	Dec. 31, 2013 Preferred Enterprise [Member] 2011 - 2012 [Member]	Dec. 31, 2013 Preferred Enterprise [Member] 2011 - 2012 [Member] Development Zone [Member]	Dec. 31, 2013 Preferred Enterprise [Member] 2013 [Member]	Dec. 31, 2013 Preferred Enterprise [Member] 2013 [Member] Development Zone [Member]	Dec. 31, 2013 Preferred Enterprise [Member] 2014 [Member]	Dec. 31, 2013 Preferred Enterprise [Member] 2014 [Member] Development Zone [Member]	Dec. 31, 2013 Approved Enterprise [Member] USD ($)	Feb. 28, 2013 Israeli Tax Authority [Member] USD ($)	Apr. 30, 2012 Maximum [Member] USD ($)
Income Taxes [Line Items]
Withholding tax rate on dividends distributed	25.00%															15.00%					20.00%
Cash dividend declared, value per share				$ 0.41	1.54	$ 0.43	1.60	$ 0.11	0.41	$ 0.20	0.78	$ 0.22	0.80	$ 0.12	0.45
Court approval for distribution of up to an amount of																									$ 10,000
Minimum percentage of income derived from export to be an approved enterprise	25.00%
Income tax rate																	15.00%	10.00%	12.50%	7.00%	16.00%	9.00%
Deferred tax provision	787
Exempt earnings for future cash distributions expected to be released																							7,900
Income taxes paid	$ 2,230	$ 1,083	$ 755																					$ 787